TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of valuation allowance
Balances at beginning of the year	¥ (6,785)	¥ (246,508)	¥ (76,526)
Additions	(4,255)	(5,245)	(175,849)
Reversals	4,378	244,968	5,867
Balances at end of the year	¥ (6,662)	¥ (6,785)	¥ (246,508)